Fair value (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Level 1 to Level 2 [Member]
Fair value (Details) [Line Items]
Other comprehensive income transferred	$ 15,968
Financial assets		$ 62,304
Level 2 to Level 1 [Member]
Fair value (Details) [Line Items]
Other comprehensive income transferred	$ 4,340
Level1 [Member]
Fair value (Details) [Line Items]
Financial assets		$ 14,377